Business acquisition (Tables)	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Schedule of fair value of the assets acquired and liabilities assumed at the acquisition date
The following table summarizes the total consideration paid for DGI shareholders and the fair value of the assets acquired and liabilities assumed at the acquisition date:

July 1, 2021
Cash consideration	$13,724
Earn-out at estimated fair value	4,717
Total consideration	$18,441

Purchase price allocation to assets acquired and liabilities assumed:
Cash	$2,329
Accounts receivable	1,910
Inventory	13,713
Prepaid expenses and deposits	971
Property, plant and equipment	1,176
Operating lease right-of-use asset	749
Intangible assets	2,575
Accounts payable	(3,560)
Accrued liabilities	(718)
Long-term debt	(370)
Operating lease liability	(749)
Deferred tax liability	(128)
Total identifiable net assets at fair value	$17,898
Goodwill arising on acquisition	$543